feb09cw
                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Cabot-Wellington, LLC
Address:  70 Federal Street, 7th Floor
          Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   R. Angus West
Title:  Executive Director
Phone:  (617) 451-1744

Signature, Place and Date of Signing:

 /s/ R. Angus West                 Boston, MA                May 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:  249,298


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                           FORM 13F INFORMATION TABLE
        COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7              COLUMN 8
                        TITLE OF             VALUE    SHARES OR    SH/   PUT/ INVESTMENT   OTHER            VOTING AUTHORITY
NAME OF ISSUER            CLASS    CUSIP    (X$1000)   PRN AMT     PRN   CALL DISCRETION  MANAGERS   SOLE        SHARED       NONE
Sample Company             COM                                     SH            SOLE       NONE      0

CABOT                      COM   127055101   21436    626,793      SH            SOLE       NONE      21436
CABOT OIL & GAS            COM   127097103   41177    609,035      SH            SOLE       NONE      41177
EMC                        COM   268648102    9785    409,600      SH            SOLE       NONE       9785
ORACLE                     COM   68389X105   10434    322,730      SH            SOLE       NONE      10434
GILEAD SCIENCES            COM   375558103   14510    296,490      SH            SOLE       NONE      14510
SPDR DB INTL GOVT IN       COM   78464A490   15990    257,534      SH            SOLE       NONE      15990
GOLAR LNG                  COM   G9456A100    9421    254,699      SH            SOLE       NONE       9421
ITAU UNIBANCO BM ADR       COM   465562106    4178    234,708      SH            SOLE       NONE       4178
ENTERPRISE PRODUCTS        COM   293792107   12706    210,747      SH            SOLE       NONE      12706
MAGELLAN MIDSTRM PRT       COM   559080106   10055    188,184      SH            SOLE       NONE      10055
ABBOTT LABORATORIES        COM   002824100    5398    152,840      SH            SOLE       NONE       5398
ABBVIE                     COM   00287Y109    6219    152,490      SH            SOLE       NONE       6219
CVS CAREMARK               COM   126650100    7723    140,441      SH            SOLE       NONE       7723
STRYKER                    COM   863667101    8520    130,595      SH            SOLE       NONE       8520
QUALCOMM                   COM   747525103    8458    126,350      SH            SOLE       NONE       8458
SCHLUMBERGER               COM   806857108    8021    107,100      SH            SOLE       NONE       8021
CABOT MICROELECTRN         COM   12709P103    3629    104,436      SH            SOLE       NONE       3629
SPDR GOLD TRUST            COM   78463V107   15273     98,874      SH            SOLE       NONE      15273
STATE STREET               COM   857477103    4874     82,490      SH            SOLE       NONE       4874
EXXON MOBIL                COM   30231G102    5592     62,053      SH            SOLE       NONE       5592
UNITED TECHNOLOGIES        COM   913017109    5721     61,236      SH            SOLE       NONE       5721
MONSANTO                   COM   61166W101    4851     45,925      SH            SOLE       NONE       4851
CONOCOPHILLIPS             COM   20825C104    2727     45,372      SH            SOLE       NONE       2727
ISHARES S&P GLBL CLN       COM   464288224    217      29,500      SH            SOLE       NONE        217
JPMORGAN CHASE & CO        COM   46625H100    1214     25,577      SH            SOLE       NONE       1214
PROCTER & GAMBLE           COM   742718109    1841     23,890      SH            SOLE       NONE       1841
CHUBB                      COM   171232101    1551     17,725      SH            SOLE       NONE       1551
GENERAL ELECTRIC           COM   369604103    395      17,085      SH            SOLE       NONE        395
CHEVRON                    COM   166764100    1765     14,855      SH            SOLE       NONE       1765
BP ADR                     COM   055622104    547      12,920      SH            SOLE       NONE        547
PFIZER                     COM   717081103    346      12,000      SH            SOLE       NONE        346
INT'L BUSINESS MACH        COM   459200101    1425     6,682       SH            SOLE       NONE       1425
ISHARES MSCI EAFE IX       COM   464287465    382      6,471       SH            SOLE       NONE        382
JOHNSON & JOHNSON          COM   478160104    468      5,740       SH            SOLE       NONE        468
APPLE                      COM   037833100    1764     3,985       SH            SOLE       NONE       1764
HONEYWELL INT'L            COM   438516106    226      3,000       SH            SOLE       NONE        226
3M COMPANY                 COM   88579Y101    221      2,080       SH            SOLE       NONE        221
S&P DEPOSITARY RECPT       COM   78462F103    237      1,510       SH            SOLE       NONE        237
